Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents.
Cash and cash equivalents

16.  Cash and cash equivalents

	Notes	2020	2019
Cash and bank balances	(a)	640,429	1,353,300
Cash and cash equivalents		640,429	1,353,300

Restricted cash
Current	(b)	—	376,715
Non-current		350	350

Restricted cash		350	377,065

Notes:

(a)	Cash and cash equivalents amounting to RMB242,317 and RMB1,097,448 at 31 December 2020 and 2019 were denominated in US$, respectively.
(b)	Restricted cash mainly represented deposits pledged for interest-bearing bank borrowings.

Cash at banks earns interest at floating rates based on daily bank deposit rates. The bank balances and restricted cash are deposited with creditworthy banks with no recent history of default.